Prepayments and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepayments And Other Current Assets [Abstract]
Taxes receivable	$ 6,509	$ 5,637
Receivables from storage facilities	1,662	3,938
Receivables from voyages	3,521	6,419
Prepayments to fuel suppliers	19,845	0
Other prepayments and current assets	23,364	22,713
Total	$ 54,901	$ 38,707